MANAGEMENT AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
MANAGEMENT AGREEMENT

On April 13, 2015, ERC entered into a mining and management agreement with an unrelated entity, to operate a coal mining and processing facility in Jasonville, Indiana. Under the management agreement funds advanced for the three-month period ended March 31, 2018 and 2017are $7,000 and $40,000, respectively and the amounts repaid totaled $79,219 and $75,000, respectively.

On April 13, 2015, ERC entered into a mining and management agreement with an unrelated entity, to operate a coal mining and processing facility in Jasonville, Indiana. The agreement called for a monthly base fee of $20,000 in addition to certain per ton fees based on performance to be paid to ERC. During 2017 and 2016 no fee had been paid and due to the uncertainty of collection, no fee has been recorded. Fees earned totaled $240,000 and $240,000 for 2017 and 2016, respectively, which have been fully reserved. The agreement called for equipment payments to be made by the entity. As of December 31, 2017 and 2016 amounts owed from the entity to ERC for equipment payments amounted to $192,432 and $258,096, respectively.

During 2017, ERC had advances of $77,800 and repayments of $625,227 of amounts previously advanced. During 2016, ERC had advances of $1,975,000 which is unsecured, non-interest bearing and due upon demand and repayments of previously advanced amounts of $1,175,000. Of the amounts received in 2017, $387,427 was the collection of a previously impaired amount.

As part of the agreement, ERC retained the administrative rights to the underlying mining permit and reclamation liability. The entity has the right within the agreement to take the mining permits and reclamation liability at any time. In addition, all operational activity that takes place on the facility is the responsibility of the entity. ERC acts as a fiduciary and as such has recorded cash held for the entity’s benefit as both an asset and an offsetting liability amounting to $82,828 and $24,987 respectively as of December 31, 2017 and 2016.